LOANS	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
LOANS

NOTE 4 - LOANS

Major classifications of loans at December 31 are as follows (in thousands):

	2012	2011

Loans secured by real estate:
Construction and development	$18,215	$14,571
Secured by farmland	3,185	3,585
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,754	11,215
All other loans secured by 1 - 4 family residential properties	88,930	87,088
Secured by nonfarm, nonresidential properties	281,841	269,248
Commercial and industrial loans	53,585	45,312
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	507	494
Other consumer loans	7,854	9,327
Other loans:
Agricultural loans	1,371	955
All other loans	7,520	5,459

Loans, net of unearned income	$474,762	$447,254

Real estate loans serviced for others which are not included in the Consolidated Balance Sheet totaled $120 million and $111 million at December 31, 2012 and 2011, respectively. Commercial loans serviced for others which are not included in the Consolidated Balance Sheet totaled $6 million at December 31, 2012. There were no such loans in 2011.

In the normal course of business, loans are extended to officers and directors, their families and corporations in which they are beneficially interested as stockholders, officers, or directors. A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2012, is as follows (in thousands):

		Amounts
2011	Additions	Collected	2012

$17,240	$4,380	$5,189	$16,431

The Company’s primary business activity is with customers located within its local trade area. Generally, the Company grants commercial, residential and personal loans. The Company also selectively funds and purchases commercial and residential loans outside of its local trade area provided such loans meet the Company’s credit policy guidelines. At December 31, 2012 and 2011, the Company had approximately $113 million and $106 million, respectively, of outstanding loans to summer camps and recreational facilities in the northeastern United States. Although the Company has a diversified loan portfolio at December 31, 2012 and 2011, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.